SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Corporation’s management has evaluated subsequent events up to March 9, 2021, the date the financial statements were issued:

A)	Subsequent to December 31, 2020, Ayr Strategies Inc. announced a name change to Ayr Wellness Inc.
B)

Subsequent to December 31, 2020, the Corporation signed a definitive agreement to acquire 100% of the membership interests in Blue Camo, LLC. Previously, the Corporation had a binding term sheet as disclosed in Note 18.

C)

Subsequent to December 31, 2020, the Corporation offered 4,600,000 Subordinate Voting Shares at a price of $34.25CDN for total gross proceeds of approximately $157,550,000CDN, which included the exercises in full of the over-allotment option granted to the underwriters, before deducting the underwriters’ fees and estimated offering expenses.

D)

Subsequent to December 31, 2020, Jonathan Sandelman, CEO, received a grant of incentive compensation of 1,044,000 Exchangeable Shares. The amount represents approximately 3.8% of the issued and outstanding Subordinate Voting Shares as of December 31, 2020.

E)	Subsequent to December 31, 2020, the Corporation completed its arrangement with Liberty Health Sciences. Previously, the Corporation had a definitive agreement as disclosed in Note 18.